Fair Value Measurements - Summary of fair value measurement inputs and valuation techniques (Detail) - Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2021	Dec. 31, 2020	Nov. 18, 2020
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	10.01	9.98	9.72
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	22.1	23.50	23.20
Expected life of the options to convert [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	5.23	5.5	5.6
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	0.97	0.43	0.47
Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	0	0	0